Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases
2024/Remainder of 2024	¥ 2,616	¥ 4,261
2025	3,930	2,867
2026	1,984	1,325
2027	1,118	1,432
Total remaining undiscounted lease payments	9,648	9,885
Less: interest	(433)	(536)
Total present value of operating lease liabilities	9,215	9,349
Less: short-term operating lease liabilities	(4,730)	(3,951)
Long-term operating lease liabilities	¥ 4,485	¥ 5,398